RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIPS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and 2025:

Names of the related parties	Relationship with the Company
Leading Digital Supply Limited	50% owned by Yee Kar Wing; Director until July 4, 2024
Primex Technology Limited	50% owned by Yee Kar Wing; Director
GMS Enterprise (Hong Kong) Limited	100% owned by Primex Technology Limited; Director: Yee Kar Wing
Yee Kar Wing	Shareholder, Director, and CEO of the Company
Hui Wai Ming	Shareholder and COO of the Company

SCHEDULE OF AMOUNTS DUE FROM / (TO) RELATED PARTIES

(a) Amounts due from / (to) related parties

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Primex Technology Limited(i)	30,256	84,256	10,802
Total amounts due from related parties - trade	30,256	84,256	10,802
Less: Allowance for credit losses	(1,681)	(26,793)	(3,435)
Total amounts due from related parties – trade, net	28,575	57,463	7,367

Yee Kar Wing(ii)	(33,795)	534,028	68,465
Hui Wai Ming(ii)	(645,120)	27,300	3,500
Total amounts due (to) / from related parties – non trade	(678,915)	561,328	71,965

(i)

The amounts due from Primex Technology Limited represent receivables for IT infrastructure solutions and managed support services provided by the Company. This balance is subject to credit risk, and allowances for credit losses / (reversal of allowances) of HK$6,331, (HK$5,867) and HK$25,112 (US$3,219) were recognized for the years ended December 31, 2023, 2024, and 2025, respectively.

(ii)	These balances are unsecured, interest-free, and without a fixed repayment term.
(iii)	On December 31, 2023, Sereno declared a dividend of HK$17,500,000 to Vigorous. In accordance with a written instruction of the Vigorous, the dividend will be paid directly to Yee Kar Wing and Hui Wai Ming, the ultimate shareholders of Vigorous. The transaction was fully authorized by the Board of Directors and documented in a board resolution. During the years ended December 31, 2023, 2024, and 2025, dividends of HK$8,490,556, HK$8,337,024, and HK$672,420 were paid, respectively. As of December 31, 2025, the declared dividend was fully settled. No dividend was declared during the year ended December 31, 2025.

SCHEDULE OF RELATED PARTY TRANSACTIONS

	For the year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Purchase from GMS Enterprise (Hong Kong) Limited	21,551	-	-	-
Service rendered to Leading Digital Supply Limited	540,200	240,500	-	-
Service rendered to Primex Technology Limited	54,000	54,000	54,000	6,923
Sales commission paid to Hui Wai Ming	-	12,500	-	-
Loan advance to Yee Kar Wing	11,978,398	6,027,096	9,772,820	1,252,926
Payment on behalf of the Company by Yee Kar Wing	6,255,052	6,111,591	8,784,275	1,126,189
Sales proceeds received by Yee Kar Wing on behalf of the Company	309,106	-	-	-
Dividend paid to Yee Kar Wing(iii)	6,097,976	5,277,024	-	-
Dividend paid to Hui Wai Ming(iii)	2,392,580	3,060,000	672,420	86,206